Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salary and welfare payable	¥ 107,353		¥ 106,844
Accrued operating expenses	16,426		39,694
Payable for acquisitions of property and equipment	2,802		4,083
Other tax payable	1,195		2,013
Refund liabilities	225		389
Accrued expenses and other current liabilities	¥ 128,001	$ 18,029	¥ 153,023